UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 1999.
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Laifer Capital Management, Inc.
   Address:   114 West 47th Street
              New York, NY  100

   Form 13F File Number:   28-6050

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Lance Laifer
   Title:   President
   Phone:   212-268-8048

Signature, Place and Date of Signing:



   /s/ Lance Laifer              New York, NY          Nov 12, 1999

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                            FORM 13F SUMMARY PAGE

Laifer Capital Management, Inc.
28-6050
Period Ended:   09/30/1999

Report Summary:

   Number of Other Included Managers:                0
   Form 13F Information Table Entry Total:          49
   Form 13F Information Table Value Total:     $60,805 (thousands)

                          FORM 13F INFORMATION TABLE

Laifer Capital Management, Inc.
28-6050
Period Ended:   09/30/1999

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6    COLUMN 7            COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ------- ------------ --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABOUT COM INC                  COM              003736105      311     5500 SH       SOLE                     5500
ABOUT COM INC                  COM              003736105      254     4500 SH       DEFINED                                    4500
ACTION PERFORMANCE COS INC     COM              004933107       84     4000 SH       SOLE                     4000
ACTION PERFORMANCE COS INC     COM              004933107      324    15400 SH       DEFINED                                   15400
AUTOTOTE CORP                  CL A             053323101       47    18000 SH       DEFINED                                   18000
BALCHEM CORP                   COM              057665200     1294   220325 SH       SOLE                   220325
BALCHEM CORP                   COM              057665200      765   130275 SH       DEFINED                                  130275
BRIO INDS INC                  COM              10970E104        0      100 SH       SOLE                      100
BRIO INDS INC                  COM              10970E104       20    16000 SH       DEFINED                                   16000
CAPITAL CROSSING BK            COM              140071101      363    25000 SH       DEFINED                                   25000
CARDINAL FINL CORP             COM              14149F109     1133   171000 SH       DEFINED                                  171000
CONCEPTS DIRECT INC            COM              206013104     3712   606000 SH       SOLE                   606000
CONCEPTS DIRECT INC            COM              206013104     2854   466000 SH       DEFINED                                  466000
DAG MEDIA INC                  COM              233729102       47    14500 SH       SOLE                    14500
DAG MEDIA INC                  COM              233729102       32     9900 SH       DEFINED                                    9900
DAMARK INtL INC                CL A             235691102      134    13300 SH       DEFINED                                   13300
DOVER DOWNS ENTMT INC          COM              260086103      411    29606 SH       SOLE                    29606
DOVER DOWNS ENTMT INC          COM              260086103      752    54220 SH       DEFINED                                   54220
GERALD STEVENS INC             COM              37369G101    16113  1150929 SH       SOLE                  1150929
GERALD STEVENS INC             COM              37369G101     9072   648000 SH       DEFINED                                  648000
GOTO COM INC                   COM              38348T107      198     3800 SH       SOLE                     3800
GOTO COM INC                   COM              38348T107      172     3300 SH       DEFINED                                    3300
HAROLDS STORES INC             COM              413353103     1238   222645 SH       SOLE                   222645
HAROLDS STORES INC             COM              413353103     1006   180896 SH       DEFINED                                  180896
ITLA CAPITAL CORP              COM              450565106      851    57700 SH       SOLE                    57700
ITLA CAPITAL CORP              COM              450565106     1173    79500 SH       DEFINED                                   79500
IMTEC INC                      COM              452909104      949   130900 SH       SOLE                   130900
IMTEC INC                      COM              452909104      624    86000 SH       DEFINED                                   86000
LEVEL 8 SYS INC                COM              52729M102      135    10700 SH       DEFINED                                   10700
LOCAL FINL CORP                COM              539553107      101    10900 SH       SOLE                    10900
LOCAL FINL CORP                COM              539553107      122    13200 SH       DEFINED                                   13200
MLC HLDGS INC                  COM              55305V107      308    32800 SH       SOLE                    32800
MLC HLDGS INC                  COM              55305V107      938   100100 SH       DEFINED                                  100100
MOORE HANDLEY INC              COM              615762101       27    15300 SH       SOLE                    15300
MOTO PHOTO INC                 COM              619821101       60    43600 SH       DEFINED                                   43600
NUMEREX CORP PA                CL A             67053A102       76    18900 SH       DEFINED                                   18900
PEOPLES BK N C                 COM              710577107      238    13500 SH       DEFINED                                   13500
SEL-LEB MARKETING INC          COM NEW          816082309       99    21800 SH       SOLE                    21800
SEL-LEB MARKETING INC          COM NEW          816082309       68    14900 SH       DEFINED                                   14900
SPECIALTY CATALOG CORP         COM              84748Q103      558   153800 SH       SOLE                   153800
SPECIALTY CATALOG CORP         COM              84748Q103      412   113600 SH       DEFINED                                  113600
STYLING TECHNOLOGY CORP        COM              863905105     4115   382800 SH       SOLE                   382800
STYLING TECHNOLOGY CORP        COM              863905105     3277   304800 SH       DEFINED                                  304800
TRM CORP                       COM              872636105     3347   608600 SH       SOLE                   608600
TRM CORP                       COM              872636105     1913   347800 SH       DEFINED                                  347800
WILSHIRE REAL ESTATE INVT      COM              971892104      161    51400 SH       SOLE                    51400
WILSHIRE REAL ESTATE INVT      COM              971892104      127    40600 SH       DEFINED                                   40600
YAHOO INC                      COM              984332106      431     2400 SH       SOLE                     2400
YAHOO INC                      COM              984332106      359     2000 SH       DEFINED                                    2000